Class A Ordinary Shares Subject to Possible Redemption - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 26, 2022	Sep. 25, 2021	Dec. 31, 2020	Sep. 26, 2020
SVF INVESTMENT CORP 3 [Member]
Temporary Equity [Line Items]
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, No Par Value	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one vote	one vote
Common Class A [Member]
Temporary Equity [Line Items]
Common Stock, Shares Authorized			7,071,424	7,071,424		5,997,632
Common Class A [Member] | SVF INVESTMENT CORP 3 [Member]
Temporary Equity [Line Items]
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, No Par Value	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one vote	one vote
Temporary Equity, Shares Outstanding	32,000,000	32,000,000			0
Temporary Equity, Shares Issued		32,000,000			0